Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Inventories
As at December 31
2020	2019
$ millions	$ millions

Finished products	807	800
Work in progress	263	326
Raw materials	207	176
Spare parts	125	127
Total inventories	1,402	1,429
Of which:
Non-current inventories. mainly raw materials (presented in non-current assets)	152	117
Current inventories	1,250	1,312